Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Other taxes payable		$ 2,061,258	$ 1,975,064
Property Purchase Payables	[1]	2,218,382
Payroll payable		473,977	513,578
Payable equity purchase consideration	[2]	1,414,530
Other payable		383,226	443,524
Total accrued expenses and other liabilities		$ 6,551,373	$ 2,932,166

[1]	In February 2026, Work Hangzhou entered into a property purchase agreement with a third party, to purchase a building at a price of RMB 40.30 million ($5.84 million). The balance represented unpaid purchase price as of March 31, 2026, and approximately RMB 12.90 million ($1.88 million) has been paid subsequently.
[2]	In February 2026, Work Hangzhou acquired 13.33% shares of Shanghai Saitumofei owned by Huangshan Fund at a consideration of RMB 22.2 million ($3.22 million). The balance represented unpaid purchase price as of March 31, 2026, which has been fully paid as of the date of this unaudited condensed consolidated financial statements.